LEASES	12 Months Ended
Dec. 31, 2020
LEASES
LEASES

8.           LEASES

The Group has operating leases for office space, warehouses and servers and finance leases for vehicles as a lessee.

The Group’s lease agreements include lease payments that are fixed, do not contain material residual value guarantees or variable lease payments. The leases have terms ranging from one to five years. Certain lease agreements include terms with options to extend the lease, however none of these have been recognized in the Company’s operating lease ROU assets or operating lease liabilities since those options were not reasonably certain to be exercised. The Group’s leases do not contain restrictions or covenants that restrict the Group from incurring other financial obligations. The Group’s lease agreements may contain lease and non-lease components. Non-lease components primarily include payments for maintenance.

The components of lease costs were as follows:

	For the year ended December 31, 2019	For the year ended December 31, 2020
Operating lease costs	4,956	4,846
Short-term lease costs	2,189	488
Financing lease costs:
Amortization of ROU assets	247	152
Interests	66	92
Total lease costs	7,458	5,578

Other information	For the year ended December 31, 2019	For the year ended December 31, 2020
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	4,526	5,118
Operating cash flows from financing leases	290	991
Financing cash flows from financing leases	66	92
ROU assets obtained in exchange for new operating lease liabilities	10,060	10,261
ROU obtained in exchange for new finance lease liabilities	—	—
Weighted-average remaining lease term (in years):
Operating leases	6.45	3.47
Financing leases	3.65	3.72
Weighted-average discount rate:
Operating leases	5.03%	4.92%
Financing leases	5.44%	5.70%

Total expenses under operating leases were $5,258 for the year ended December 31, 2018. Assets under capital leases had a total cost and accumulated depreciation of approximately $1,760 and $14 as of December 31, 2018, respectively, are amortized over the estimated lives of the assets. Amortization of assets under capital leases is included in depreciation expense. The effective interest rates of the capital leases outstanding as of December 31,2018 vary from 4.30% to 7.40% per annum and are imputed based on the lessor’s implicit rate of return.

For the year ended December 31, 2019, total costs on operating lease and short-term lease of $3,995,  $807, and $2,343 were recorded in fulfillment, selling and marketing, and general and administrative, respectively.

For the year ended December 31, 2020, total costs on operating lease and short-term lease of $2,893,  $705, and $1,736 were recorded in fulfillment, selling and marketing, and general and administrative, respectively.

Future minimum lease payments for operating and financing leases as of December 31, 2020 are as follows:

	Operating Leases	Finance Leases
2021	4,772	49
2022	3,474	49
2023	2,296	49
2024	1,923	35
2025	1,072	—
Total minimum lease payments	13,537	182
Less: Imputed interest	(1,150)	(17)
Total lease liability balance	12,387	165

Minimum payments related to leases not yet commenced as of December 31,2020	—	—